General and administrative expenses (Tables)	3 Months Ended
Mar. 31, 2021
General and administrative expenses
Schedule of general and administrative expenses

	March 31, 2021	March 31, 2020
Rent	$311,802	$87,178
Office expenses	707,253	389,130
Legal and professional	359,253	349,063
Consulting fees	383,277	294,831
Investor relations	114,456	105,853
Salaries	897,552	418,543
	$2,773,593	$1,644,598